Organization and Description of Business (Details)	Feb. 08, 2016 shares
Euro-Asia [Member]
Organization and Description of Business (Textual)
Issued common stock, shares	51,945,225
American BriVision (Holding) Corporation [Member]
Organization and Description of Business (Textual)
Percentage of common shares issued and outstanding	79.70%
Share Exchange Agreement [Member]
Organization and Description of Business (Textual)
Common stock issued post-stock split	164,387,376
Common stock issued pre-stock split	52,336,000
Share Exchange Agreement 1 [Member]
Organization and Description of Business (Textual)
Common stock issued post-stock split	166,273,921
Common stock issued pre-stock split	52,936,583
Share Exchange Agreement 2 [Member]
Organization and Description of Business (Textual)
Common stock issued post-stock split	163,159,952
Common stock issued pre-stock split	51,945,225
Percentage of common shares issued and outstanding	79.70%
Percentage of issued share capital	100.00%
Issued common stock, shares	52,336,000
Acquisition stock, shares	52,936,583
Share Exchange Agreement 3 [Member]
Organization and Description of Business (Textual)
Common stock issued post-stock split	166,273,921
Common stock issued pre-stock split	52,936,583
Common stock converted to exchange ratio	0.2536
Share Exchange Agreement 4 [Member]
Organization and Description of Business (Textual)
Common stock issued post-stock split	205,519,223
Common stock issued pre-stock split	65,431,144
Percentage of common shares issued and outstanding	79.70%